Commitments and Contingencies - Additional Information (Details) - USD ($)	Jan. 13, 2023	Jan. 06, 2022
Other Commitments [Line Items]
Date of premium finance agreement	2023	2022
Term of insurance policy	12-month	12-month
Financed amount of premium	$ 3,636,783	$ 2,465,110
Total premium amount	$ 4,064,691	$ 3,103,325
Rate of interest	5.45%	2.38%
Down payment	$ 430,358	$ 640,665